Finance income (costs), net (Tables)	6 Months Ended
Dec. 31, 2025
Finance income (costs), net
Schedule of finance expense, net

	Three Months Ended December 31,		Six Months Ended December 31,
(in € thousands)	2024	2025	2024	2025
Interest expenses on revolving credit facilities	(1,277)	(769)	(1,820)	(1,266)
Interest expenses on leases	(675)	(2,515)	(1,354)	(5,075)
Total finance costs	(1,953)	(3,284)	(3,174)	(6,341)

Other interest income	—	1,417	—	3,369
Total finance income	—	1,417	—	3,369
Finance costs, net	(1,953)	(1,867)	(3,174)	(2,972)